INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp) Y	Dec. 31, 2017 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance		Rp 3,530
Ending Balance	$ 350	5,032	Rp 3,530
Fully amortised intangible assets still in use		4,463
Goodwill
Reconciliation of intangible assets
Beginning Balance		659
Ending Balance		1,045	659
Software
Reconciliation of intangible assets
Beginning Balance		2,673
Ending Balance		Rp 3,784	2,673
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods | Y		1
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods | Y		5
License
Reconciliation of intangible assets
Beginning Balance		Rp 13
Ending Balance		13	13
Other intangible assets
Reconciliation of intangible assets
Beginning Balance		185
Ending Balance		190	185
Gross or Cost
Reconciliation of intangible assets
Beginning Balance		9,786	8,353
Additions		2,361	1,313
Acquisition		425	236
Deductions		(62)	(136)
Reclassifications/translations		17	20
Ending Balance		12,527	9,786
Gross or Cost | Goodwill
Reconciliation of intangible assets
Beginning Balance		680	449
Acquisition		422	232
Deductions			(3)
Reclassifications/translations		(36)	2
Ending Balance		1,066	680
Gross or Cost | Software
Reconciliation of intangible assets
Beginning Balance		8,387	7,222
Additions		2,328	1,289
Acquisition		1	4
Deductions		(51)	(122)
Reclassifications/translations		15	(6)
Ending Balance		10,680	8,387
Gross or Cost | License
Reconciliation of intangible assets
Beginning Balance		84	75
Additions		14	3
Acquisition		2
Deductions		(11)
Reclassifications/translations		5	6
Ending Balance		94	84
Gross or Cost | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		635	607
Additions		19	21
Deductions			(11)
Reclassifications/translations		33	18
Ending Balance		687	635
Accumulated depreciation, amortization and impairment losses
Reconciliation of intangible assets
Beginning Balance		(6,256)	(5,264)
Amortization		(1,284)	(1,094)
Deductions		55	106
Reclassifications/translations		10	4
Ending Balance		(7,495)	(6,256)
Accumulated depreciation, amortization and impairment losses | Goodwill
Reconciliation of intangible assets
Beginning Balance		(21)	(21)
Ending Balance		(21)	(21)
Accumulated depreciation, amortization and impairment losses | Software
Reconciliation of intangible assets
Beginning Balance		(5,714)	(4,776)
Amortization		(1,226)	(1,037)
Deductions		51	95
Reclassifications/translations		7	(4)
Ending Balance		(6,896)	(5,714)
Accumulated depreciation, amortization and impairment losses | License
Reconciliation of intangible assets
Beginning Balance		(71)	(56)
Amortization		(9)	(9)
Deductions		4
Reclassifications/translations		5	6
Ending Balance		(81)	(71)
Accumulated depreciation, amortization and impairment losses | Other intangible assets
Reconciliation of intangible assets
Beginning Balance		(450)	(411)
Amortization		(49)	(48)
Deductions			11
Reclassifications/translations		(2)	2
Ending Balance		Rp (497)	Rp (450)